Consolidated statement of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net (loss)/ profit for the year	€ (31,016)	€ (27,347)	€ 23,564
Adjusted for:
Equity settled share-based compensation	1,393	3,509	(841)
Fair value movement in warrants	(6,886)	(7,620)	(28,354)
Depreciation and amortization	2,537	1,002	351
Net finance income	(115)	(442)	(2,690)
Share of losses of equity-accounted investee	245	628	629
Impairment of property, plant and equipment	5,482	3,321
Impairment of inventory	13,936
Onerous contract provision	(7,794)	8,403
Loss/(gain) on sale of property, plant and equipment	205	(172)
Total adjusted	(22,013)	(18,718)	(7,341)
Changes in working capital:
(Increase)/decrease in receivables	2,816	2,277	(5,218)
(Increase)/decrease in inventories	(19)	(18,651)	(3,685)
Increase/(decrease) in payables and accruals	8,482	5,303	1,588
Interest and similar expenses - paid	(549)	(62)
Taxes received	2,101
Net cash used by operating activities	(9,182)	(29,851)	(14,656)
Cash flows from investing activities
Payment for intellectual property from 2020 business combination		(250)	(500)
Purchase of property, plant and equipment	(8,589)	(8,588)	(16,615)
Proceeds from sale of assets	439	8,399
Development expenditure	(629)	(1,771)	(1,630)
Purchase of intangible assets – other	(109)	(80)	(19)
Receipt of government grants	7,975
Purchase of financial assets			(44,328)
Proceeds from realisation of financial assets		27,892	18,224
Investment in equity-accounted investees	(245)	(640)	(629)
Net cash provided by investing activities	(1,158)	24,962	(45,497)
Cash flows from financing activities
Proceeds from issuance of shares	3,001	3,679
Proceeds from warrants exercised			10,051
Proceeds from factoring agreement	1,326
Payment of lease liabilities	(1,291)	(1,314)	(470)
Shareholder loan (repayment) / proceeds	38
Net cash provided by financing activities	3,074	2,365	9,581
Net (decrease)/increase in cash and cash equivalents	(7,266)	(2,524)	(50,572)
Cash and cash equivalents at beginning of year	5,239	7,681	58,007
Transfer from restricted cash	2,925
Effects of movements in exchange rates on cash held	(38)	82	245
Cash and cash equivalents at end of year	860	5,239	7,681
Add restricted cash	287	2,925
Cash and cash equivalents at end of year including restricted cash	€ 1,147	€ 8,164	€ 7,681